Board of Directors	12 Months Ended
Dec. 31, 2018
Board of Directors
Board of Directors

(G.5)   Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP on December 31, 2018

Bill McDermott

Chief Executive Officer

Strategy, Governance, Digital Government, Business Development, Corporate Development, Global Corporate Affairs, Corporate Audit and Global Marketing

Board of Directors, ANSYS, Inc., Canonsburg, PA, United States

Board of Directors, Under Armour, Inc., Baltimore, MD, United States

Board of Directors, Dell Secure Works, Atlanta, GA, United States

Robert Enslin

Cloud Business Group

SAP Business Network Segment (including SAP Concur, SAP Ariba, and SAP Fieldglass), Customer and Experience Management Segment (including Customer Experience and Qualtrics), Development and Delivery of SAP SuccessFactors (as part of the Applications, Technology & Services Segment)

Board of Directors, Discovery Limited, Johannesburg, South Africa
Board of Directors, Docker, Inc., San Francisco, CA, United States

Adaire Fox-Martin

Global Customer Operations (EMEA, MEE, and Greater China)
Global Sales, Regional Field Organizations, Line of Business Solutions Sales

Christian Klein (from January 1, 2018)

Chief Operating Officer
Intelligent Enterprise Group
Global Development and Delivery of SAP’s Core Applications, Global Business Operations, IT Services, Cloud Infrastructure

Michael Kleinemeier

SAP Digital Business Services (Co-Lead with Bernd Leukert)

Global Services Delivery, Regional Field Services

Supervisory Board, innogy SE, Essen, Germany
Board of Partners, E.Merck KG, Darmstadt, Germany (from January 27, 2019)

Bernd Leukert

SAP Digital Business Services (Co-Lead with Michael Kleinemeier)

Global Support Delivery, Global Innovation Services, Global Customer Success Group, Global User Groups, Digital Interconnect, SAP HANA Enterprise Cloud, Application Innovation Services, SAP Innovative Business Solutions, SAP Secrecy

Supervisory Board, DFKI (Deutsches Forschungszentrum für Künstliche Intelligenz GmbH), Kaiserslautern, Germany

Supervisory Board, Bertelsmann SE & Co. KGaA, Guetersloh, Germany

Supervisory Board TomTom N.V., Amsterdam, the Netherlands

Jennifer Morgan

Global Customer Operations (Americas and APJ)
Global Sales, Regional Field Organizations, Line of Business Solutions Sales

Board of Directors, Bank of New York Mellon, New York, NY, United States

Luka Mucic

Chief Financial Officer

Global Finance and Administration including Investor Relations and Data Protection & Privacy, Global Security

Jürgen Müller (from January 1, 2019)

Chief Innovation Officer

Technology & Innovation

Technology and Innovation Strategy, SAP HANA, SAP Cloud Platform, SAP Leonardo, SAP Analytics

Stefan Ries

Chief Human Resources Officer, Labor Relations Director

HR Strategy, Business Transformation, Leadership Development, Talent Development

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP on December 31, 2018

Prof. Dr. h.c. mult. Hasso Plattner 2), 4), 6), 7), 8)

Chairman

Margret Klein-Magar 1), 2), 4),

Deputy Chairperson

Vice President, Head of SAP Alumni Relations

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Pekka Ala-Pietilä 2), 4), 5), 6), 7)

Chairman of the Board of Directors, Huhtamäki Oyj,
Espoo, Finland

Chairman of the Board of Directors, Sanoma Corporation, Helsinki, Finland

Chairman of the Board of Directors, Netcompany A/S, Copenhagen, Denmark

Panagiotis Bissiritsas 1), 3), 4), 5)

Support Expert
Member of Works Council SAP SE

Martin Duffek 1), 3), 4), 8)

Product Manager

Aicha Evans 2), 4), 8)

Senior Vice President and Chief Strategy Officer, Intel Corporation, Santa Clara, CA, United States

Diane Greene (from May 17, 2018) 4)

Chief Executive Officer. Google Cloud, Google LLC, Mountain View, CA, United States (until January 28, 2019)
Board of Directors, Alphabet, Inc., Mountain View, CA, United States

Board of Directors, Stripe Inc., San Francisco, CA, United States (from January 31, 2019)

Andreas Hahn 1), 2), 4)

Product Expert, IoT Standards,

Member of Works Council SAP SE

Prof. Dr. Gesche Joost 4), 8)

Professor for Design Research and Head of the Design Research Lab, University of Arts Berlin

Supervisory Board, Ottobock SE & Co. KGaA, Duderstadt, Germany
Supervisory Board, ING-DiBa AG, Frankfurt, Germany

Lars Lamadé 1), 2), 7), 8)

Head of Sponsorships Europe and Asia

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Bernard Liautaud 2), 4), 6)

Managing Partner Balderton Capital, London, United Kingdom

Board of Directors, nlyte Software Ltd., London, United Kingdom

Board of Directors, Wonga Group Ltd., London, United Kingdom (until September 6, 2018)

Board of Directors, SCYTL Secure Electronic Voting SA, Barcelona, Spain (until November 7, 2018)

Board of Directors, Vestiaire Collective SA, Levallois-Perret, France

Board of Directors, Dashlane, Inc., New York, NY, United States

Board of Directors, Recorded Future, Inc., Cambridge, MA, United States

Board of Directors, eWise Group, Inc., Redwood City, CA, United States

Board of Directors, Qubit Digital Ltd., London, United Kingdom

Board of Directors, Stanford University, Stanford, CA, United States (until March 31, 2018)

Board of Directors, Aircall.io, New York City, NY, United States

Board of Directors, Virtuo Technologies, Paris, France

Board of Directors, The Hut Group, Manchester, United Kingdom

Board of Directors, Peakon Aps, Copenhagen, Denmark (from February 5, 2018)

Board of Directors, Tim Talent SAS, Paris, France (from February 6, 2018)

Board of Directors, Citymapper Ltd., London, United Kingdom

Gerhard Oswald (from January 1, 2019),

Managing Director of Oswald Consulting GmbH, Walldorf, Germany

Advisory Board, TSG 1899 Hoffenheim Fußball-Spielbetriebs GmbH, Sinsheim, Germany

Christine Regitz 1), 4), 8)

Vice President User Experience

Chief Product Expert

Dr. Friederike Rotsch (from May 17, 2018) 3), 5), 7)

Group General Counsel and Head of Group Legal & Compliance, Merck KGaA, Darmstadt, Germany

Dr. Erhard Schipporeit 3), 5), 7)

Independent Management Consultant

Supervisory Board, Talanx AG, Hanover, Germany

Supervisory Board, Deutsche Börse AG, Frankfurt am Main, Germany (until May 16, 2018)

Supervisory Board, HDI V.a.G., Hanover, Germany

Supervisory Board, Hannover Rückversicherung SE, Hanover, Germany

Supervisory Board, Fuchs Petrolub SE, Mannheim, Germany

Supervisory Board, BDO AG, Hamburg, Germany

Supervisory Board, RWE AG, Essen, Germany

Chairman of the Supervisory Board, innogy SE, Essen, Germany

Robert Schuschnig-Fowler 1), 5), 8)

Account Manager, Senior Support Consultant
Deputy Chairman of SAP SE Works Council Europe (until November 19, 2018)
Member of Works Council SAP SE

Dr. Sebastian Sick 1), 2), 5), 7)

Head of Company Law Unit, Hans Böckler Foundation, Duesseldorf, Germany

Pierre Thiollet 1), 4)

Webmaster (P&I)

Member of the SAP France Works Council

Secretary of CHSCT (Hygiene, Security and Work Conditions Committee)

Supervisory Board Members Who Left During 2018

Prof. Anja Feldmann (until December 31, 2018)

Prof. Dr. Wilhelm Haarmann (until May 17, 2018)

Prof. Dr.-Ing. Dr.-Ing. E. h. Klaus Wucherer (until May 17, 2018)

Information as at December 31, 2018

1)	Elected by the employees
2)	Member of the Company’s General and Compensation Committee
3)	Member of the Company’s Audit Committee
4)	Member of the Company’s Technology and Strategy Committee
5)	Member of the Company’s Finance and Investment Committee
6)	Member of the Company’s Nomination Committee
7)	Member of the Company’s Special Committee
8)	Member of the Company’s People and Organization Committee